Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, Percent	22.00%	(28.38%)
Deferred Tax Assets, Valuation Allowance	$ 2,634,364	$ 2,800,607
Operating Loss Carryforwards	68,755,558	16,226,326
Interest expense carryforward	24,670,177	$ 1,007,969
Operating Loss Carry forward Due 2036
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	19,742,894
Operating Loss Carrforward Do not Expire
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 49,012,664